Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	$ 5,398	$ 5,398	$ 5,398
Prairie Creek Mine Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	0	0
Central Newfoundland properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	$ 5,398	$ 5,398